Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	19Provisions

Accounting policies
A provision is a liability of uncertain timing or amount. Provisions are recognized if, as a result of a past event, the company has a present legal or constructive obligation, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount can be estimated reliably. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money. The increase in the provision due to passage of time (accretion) is recognized as interest expense. Provisions include contingent consideration and defined benefit obligations (DBO), which represent financial liabilities characterized by uncertainty regarding their timing or amount.
Restructuring-related provisions
Provisions for severance and termination benefits are recognized for those costs only when the company has a detailed formal plan for the restructuring and has raised a valid expectation with those affected that it will carry out the restructuring by starting to implement that plan or announcing its main features to those affected by it. Before a provision is established, the company recognizes any impairment loss on the assets associated with the restructuring.

Accounting estimates and judgments
By their nature, the recognition of provisions requires estimates and assumptions regarding the timing and the amount of outflow of resources. The main estimates include:
•Product warranty provisions: the provisions for assurance-type product warranty reflect the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to products sold and include costs to execute quality remediation and related field actions (including the Respironics field action). These require management to make estimates and assumptions about items such as quantities and the portion of products to be remediated through replacement, repair or (partial) refund.
•Environmental provisions: provisions for environmental remediation can change significantly due to the emergence of additional information regarding the extent or nature of the contamination, the need to utilize alternative technologies, actions by regulatory authorities as well as changes in judgments and discount rates. The impact of climate change is also considered when assessing whether Philips has a present legal or constructive obligation, particularly in relation to fines, penalties and commitments to reduce greenhouse gas emissions.
•Legal provisions: provisions for legal claims and investigations reflect the best estimate of the outflow of resources, supported by internal and external legal counsel, when it is probable that such outflow of resources will be required to settle an obligation.

Philips Group
Provisions in millions of EUR

	Product warranty	Environmental	Restructuring- related	Legal	Other	Post-employment benefits	Contingent consideration	Total
Current	624	22	102	477	181	-	57	1,463
Non-current	67	80	14	10	248	558	58	1,035
Balance as of December 31, 2023	692	102	116	487	429	558	115	2,498

Additions	439	9	131	1,015	185	81	5	1,865
Utilizations	(507)	(15)	(127)	(477)	(124)	(76)	(9)	(1,336)
Releases	(15)	-	(26)	(28)	(35)	(5)	(3)	(113)
Accretion	-	5	-	38	(1)	-	3	45
Changes in discount rate	-	(7)	-	-	-	-	-	(8)
Translation differences and other	(24)	4	(1)	44	(8)	2	3	21
Total change	(107)	(5)	(23)	592	16	3	(2)	474

	Product warranty	Environmental	Restructuring- related	Legal	Other	Post-employment benefits	Contingent consideration	Total
Current	522	20	77	1,066	229	-	61	1,977
Non-current	63	76	16	13	216	560	52	996
Balance as of December 31, 2024	585	96	94	1,079	446	560	113	2,972

Additions	328	7	169	15	116	66	4	706
Utilizations	(385)	(14)	(124)	(1,047)	(166)	(85)	(1)	(1,821)
Releases	(32)	-	(46)	(8)	(26)	-	(2)	(114)
Accretion	-	4	-	1	-	-	1	7
Translation differences and other	(39)	(11)	(4)	(9)	(33)	(22)	(5)	(123)
Total change	(129)	(13)	(4)	(1,048)	(109)	(40)	(3)	(1,345)

Current	373	19	84	18	140	-	77	712
Non-current	83	64	5	12	196	520	34	915
Balance as of December 31, 2025	456	83	90	31	337	520	111	1,627
Post-employment benefits
For details of post-employment benefits refer to Post-employment benefits.
Product warranty provisions
Product warranty provisions include costs of replacements and repair services that will be incurred by the company in relation to products sold, to execute quality remediation and related field actions, as well as the field action provision in connection with the Respironics voluntary recall notification, which is explained separately in the next section. The company expects the provisions to be utilized mainly within 2026.
Additions in 2025 include EUR 149 million for replacement and repair services related to products sold under warranty, as well as EUR 138 million and EUR 40 million for quality remediation and related field actions in the Diagnosis & Treatment and Connected Care segments, respectively.
Respironics field-action provision
On June 14, 2021, Philips subsidiary Philips Respironics initiated a voluntary recall notification in the US and field safety notice outside the US for certain sleep and respiratory care products related to the polyester-based polyurethane (PE-PUR) sound abatement foam in these devices. The remediation continues to progress globally. As of December 31, 2025, the total number of units remaining that are expected to be remediated is approximately 65,000 devices worldwide.
Philips has recognized a provision based on Philips’ best estimate of the costs to repair, replace or refund devices, subject to the Respironics field action. The provision is related to the cost to repair, replace or provide financial compensation for affected devices and includes, among others, the costs for the remaining production, the cost of intensified communication with physicians and patients, material costs, labor cost and logistics, as well as costs relating to financial compensation provided to customers under the field action. The provision does not include any product liability costs or other claims.
Philips Group
Respironics field-action provision in millions of EUR

	2025	2024
Balance as of January 1	130	334
Additions	15	30
Utilizations	(92)	(220)
Translation differences and other	(17)	(14)
Balance as of December 31	36	130
Utilizations for the year reflect the costs incurred in executing the remediation during the year.
The completion of the field action continues to be subject to uncertainty, which requires management to make estimates and assumptions about items such as quantities and the portion to be replaced, repaired and subject to financial compensation.
Further to the above, field-action running remediation costs during the year of EUR 112 million (2024: EUR
133 million, 2023: EUR 224 million), such as testing, external advisory and regulatory response and additional right-of-return and warranty provisions, have been incurred.
Philips and its affiliates are defendants in a number of consumer class action lawsuits from users of the affected devices and a number of individual personal injury and other compensation claims. For legal matters including claims refer to the legal provisions section of this note as well as Contingencies.
Environmental provisions
The environmental provisions include accrued costs recorded with respect to environmental remediation in various countries. In the US, subsidiaries of the company have been named as potentially responsible parties in state and federal proceedings for the clean-up of certain sites.
The additions and the releases of the provisions originate from additional insights in relation to factors like the estimated cost of remediation, changes in regulatory requirements and efficiencies in completion of various site work phases.
Approximately EUR 60 million of the long-term provision is expected to be utilized after one to five years, with the remainder after five years. For more details on the environmental remediation refer to
Contingencies.
Restructuring-related provisions
Philips Group
Restructuring-related provisions in millions of EUR

	December 31, 2025	December 31, 2024
Diagnosis & Treatment	27	34
Connected Care	22	19
Personal Health	7	15
Other	34	26
Philips Group	90	94
In 2025, Philips continued general productivity actions aimed at simplifying the organization as part of its multi-year plan designed to create value with sustainable impact. As of December 31, 2025, the most significant restructuring projects impacted segments Other and Diagnosis & Treatment and mainly took place in the Netherlands, the US and Germany. The restructuring comprised mainly product portfolio rationalization and the reorganization of global support functions. The company expects the provisions to be utilized mainly within the next year.
Legal provisions
Philips is a defendant in a number of consumer class-action lawsuits from users of the affected devices and a number of individual personal injury and other compensation claims related to the Respironics recall.
On May 9, 2024, Philips Respironics reached agreement on a class action settlement in relation to the pending
US medical monitoring class action complaint and a private settlement in relation to US personal injury claims for an aggregate amount of USD 1.1 billion. Both agreements became final in January 2025 following a successful registration process for the personal injury settlement and subsequently the settlement amounts have been fully paid in the first half of 2025.
Utilizations of EUR 1,047 million mainly relate to the medical monitoring and personal injury claims class action settlement in the US that was paid in 2025.
For details of other legal matters, including regulatory and other governmental proceedings, refer to
Contingencies.
The company expects the provisions to be utilized mainly within the next three years.
Contingent consideration
There is no material movement in 2025 and approximately EUR 32 million of the non-current amount is expected to be utilized after three years. These amounts relate to previous acquisitions in 2018 and 2022.
Other provisions
The main elements of other provisions are:
Philips Group
Other provisions in millions of EUR

	2025	2024
Other long-term employee benefits	70	80
Self-insurance	74	60
Non-income taxes / social security	32	48
Rights of return	34	44
Decommissioning costs	34	37
Onerous contracts	36	66
Remaining	57	111
Balance as of December 31	337	446
Onerous contracts reflect non-cancellable commitments on supplies for which no future demand or alternative usage has been identified. Remaining provisions relate to a variety of positions, for example provision for disability of employees and provision for royalty obligations. The releases in 2024 and 2025 reflect updated assessments of these provisions throughout the year. The company expects the other provisions to be utilized mainly within the next five years